ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts Payable And Accrued Expenses Tables
Accounts payable and accrued expenses

Accounts payable and accrued expenses consisted of the following:

	September 30,	December 31,
	2013	2012
Accounts payable	$1,312,192	$159,118
Accrued officers’ salary	60,000	75,000
Accrued interest	525,898	75,408
Accrued payroll taxes	57,850	57,850
Customer deposits	-	10,000
	$1,955,940	$377,376

Accounts payable and accrued expenses consisted of the following:

	December 31,	December 31,
	2012	2011
Accounts payable	$159,118	$81,168
Accrued officers’ salary	75,000	37,500
Accrued interest	75,408	19,307
Accrued payroll taxes	57,850	32,225
Customer deposits	10,000	-
	$377,376	$-